Debt (Details Narrative) - Rubicon Technologies, LLC and Subsidiaries [Member] - Rubicon [Member] - USD ($) $ in Thousands		1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 14, 2018	Mar. 24, 2021	Feb. 27, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Mar. 29, 2019
Interest expense				$ 2,611	$ 2,098	$ 7,461	$ 5,848	$ 8,217	$ 4,580
Series E Preferred Stock [Member]
Warrants received amount						$ 32,500
Exchange for shares						1,083,008
Warrant [Member]
Warrants received amount						$ 32,500
Revolving Credit Facility [Member]
Debt amount	$ 60,000	$ 60,000	$ 60,000
Maturity date	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2022
Interest rate	4.50%	4.50%		6.00%		6.00%		6.00%
Unused loan commitments						70.00%		0.70%
Line of credit				$ 25,000		$ 25,000		$ 29,400	36,000
Remainning credit value				35,000		35,000		21,300	10,000
Deferred debt charges								1,800
Amortization of deferred debt charges								600	600
Interest expense				2,600	2,100	7,500	5,800
Term Loan Facility [Member]
Debt amount													$ 20,000
Maturity date			Mar. 29, 2024
Interest rate		9.50%	9.50%										9.00%
Line of credit											$ 20,000
Deferred debt charges		$ 800						600
Amortization of deferred debt charges				100	200	400	500	700	300
Principal amount		$ 1,500	$ 40,000
Interest expense				2,600	2,100	7,500	5,800	$ 8,200	$ 4,500
Equity contributions				30,000		30,000					$ 100,000	$ 30,000
Paycheck Protection Program Loan [Member]
Debt amount				10,800		10,800				$ 0
Interest rate								1.00%
Principal amount								$ 10,800
Interest expense				$ 2,600	$ 2,100	$ 7,500	$ 5,800
Maturity term						2 years
Debt forgiveness						$ 1,000
Loans in excess						2,000
Repayment of debt								$ 2,300
Paycheck Protection Program Loan [Member] | Second S B A Loans [Member]
Debt forgiveness						$ 9,900